Common Stock and Stock Option Plans - Summary of Assumptions Used To Value Options Plans (Detail)			12 Months Ended
	Jun. 23, 2016 EUR (€) shares Years	Jun. 25, 2015 EUR (€) shares Years	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Disclosure of range of exercise prices of outstanding share options [Line Items]
Options granted | shares			573,477	6,658,848	1,769,890
Estimated Maturity (years)			8
Stock options plan [member] | 2015 [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Options granted | shares		1,769,890	66,205
Volatility		42.00%
Risk- free rate		0.14%
Exercise price per share		€ 6.01
Estimated Maturity (years) | Years		4
Fair value per share at the grant date		€ 1.64
Dividends yields		0.00%
Stock options plan [member] | 2016 [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Options granted | shares	6,658,848		208,089
Volatility	47.00%
Risk- free rate	(0.31%)
Exercise price per share	€ 0.68
Estimated Maturity (years) | Years	4
Fair value per share at the grant date	€ 0.23
Dividends yields	0.00%
Performance Units Allocation Plan [Member] | 2015 [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Performance shares granted | shares		712,300
Achievement of performance Conditions		0.00%
Fair value per share at the grant date		€ 5.48
Dividends yields		0.00%
Performance Units Allocation Plan [Member] | 2016 [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Performance shares granted | shares	2,566,880
Achievement of performance Conditions	50.00%
Fair value per share at the grant date	€ 0.67
Dividends yields	0.00%